Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
United Mineral Services Ltd.
Disclosure of transactions between related parties [line items]
Service fees	$ 10,000	$ 0